Trade Payables - Summary of Trade Payables (Detail) - SEK (kr) kr in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Trade And Other Payables [Abstract]
Trade payables to associated companies and joint ventures	kr 102	kr 293
Trade payables, excluding associated companies and joint ventures	30,301	29,590
Total	kr 30,403	kr 29,883	kr 26,320